DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands															12 Months Ended
	Feb. 20, 2020	Nov. 22, 2019	Aug. 15, 2019	May 30, 2019	Mar. 14, 2019	Nov. 29, 2018	Aug. 15, 2018	May 23, 2018	Mar. 07, 2018	Nov. 30, 2017	Aug. 23, 2017	May 31, 2017	Mar. 15, 2017	Feb. 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends [Line Items]
Dividends															$ 300,995	$ 271,531	$ 821,328
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends															300,995	270,317	733,265
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																1,214	88,063
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share		$ 0.05504	$ 0.05504	$ 0.0517	$ 0.0517	$ 0.04835	$ 0.04835	$ 0.045	$ 0.045	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Dividends																271,531
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends															$ 300,995	270,317
Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																$ 1,214
Special Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share														$ 0.4404
Special And Quarterly Dividend [Member]
Dividends [Line Items]
Dividends																	821,328
Special And Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends																	733,265
Special And Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																	$ 88,063
Subsequent Event [Member] | Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.05504
Dividends payable, date of record	Mar. 02, 2020